SHARE-BASED COMPENSATION - Non-Employee Share Options (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) item ¥ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares
SHARE-BASED COMPENSATION
Weighted average exercise price | $ / shares				$ 0.01		$ 0.01
Total compensation cost recognized	¥ 20,149	¥ 226,170	¥ 157,384
Options outstanding (in shares) | shares					45,795	45,795
Weighted average remaining contractual term	2 years 10 months 9 days	4 years 10 months 10 days
Aggregate intrinsic value					¥ 252	$ 249
Granted (in shares) | shares	0	0
Non-Employee Share options
SHARE-BASED COMPENSATION
Contractual term of options granted	10 years
Vesting period	4 years
Vesting percentage (as a percent)	25.00%
Weighted average exercise price | $ / shares				$ 0.01
Number of grantees affected | item			4
Total incremental compensation cost	¥ 0		¥ 617
Weighted-average grant-date fair value of the options granted | ¥ / shares	¥ 0	¥ 0	¥ 0
Total intrinsic value of options exercised	¥ 0	¥ 0	¥ 0
Total compensation cost recognized	¥ 0	¥ 0	¥ 639